Schedule of Movement of Bank Loan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Additional draw-down		$ 10,287
Gain on loan modification		249	$ (316)
Interest expense	$ 279	1,584	617
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	9,362	9,448
Draw-down		17,787	10,000
Repayment		(17,500)
Less: transaction costs and fees		(418)	(597)
Gain on loan modification			(316)
Modification adjustment		249
Interest expense	279	1,584	617
Interest paid	(193)	(1,119)	(342)
Ending Balance	$ 9,448	$ 10,031	$ 9,362